Income Tax - Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax	$ 262,812	$ 33,781	$ 705,839
Deferred income tax	(9,078)	(1,167)	(6,589)
Total	$ 253,734	$ 32,614	$ 699,250